Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
August 31, 2021

Dates Covered
Collections Period	07/07/21 - 08/31/21
Interest Accrual Period	08/11/21 - 09/14/21
30/360 Days	34
Actual/360 Days	35
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,169,829,612.52	49,569
Original Yield Supplement Overcollateralization Amount	33,069,139.77	0
Aggregate Starting Principal Balance	1,202,898,752.29	49,569
Principal Payments	68,678,841.71	1,390
Defaulted Receivables	130,417.60	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	30,484,209.64	0
Pool Balance at 08/31/21	1,103,605,283.34	48,176

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.28%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	4,721,581.26	183
Past Due 61-90 days	829,538.93	36
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	5,551,120.19	219

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.07%
Delinquency Trigger Occurred	NO

Recoveries	93,720.32
Aggregate Net Losses/(Gains) - August 2021	36,697.28
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.04%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	12,691,460.76
Actual Overcollateralization	10,305,062.79
Weighted Average Contract Rate	3.93%
Weighted Average Contract Rate, Yield Adjusted	5.21%
Weighted Average Remaining Term	59.71

Flow of Funds	$ Amount
Collections	75,766,808.03
Investment Earnings on Cash Accounts	42.21
Servicing Fee	(1,804,348.13)
Transfer to Collection Account	-
Available Funds	73,962,502.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	327,315.09
(3) Noteholders' First Priority Principal Distributable Amount	10,644,716.66
(4) Class B Interest	27,838.07
(5) Noteholders' Second Priority Principal Distributable Amount	35,090,000.00
(6) Class C Interest	17,569.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,305,062.79
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	73,962,502.11

Servicing Fee	1,804,348.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Original Note Balance	1,166,890,000.00
Principal Paid	73,589,779.45
Note Balance @ 09/15/21	1,093,300,220.55

Class A-1
Original Note Balance	244,000,000.00
Principal Paid	73,589,779.45
Note Balance @ 09/15/21	170,410,220.55
Note Factor @ 09/15/21	69.8402543%

Class A-2
Original Note Balance	385,010,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	385,010,000.00
Note Factor @ 09/15/21	100.0000000%

Class A-3
Original Note Balance	385,010,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	385,010,000.00
Note Factor @ 09/15/21	100.0000000%

Class A-4
Original Note Balance	100,230,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	100,230,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Original Note Balance	35,090,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	35,090,000.00
Note Factor @ 09/15/21	100.0000000%

Class C
Original Note Balance	17,550,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	17,550,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	372,722.66
Total Principal Paid	73,589,779.45
Total Paid	73,962,502.11

Class A-1
Coupon	0.11273%
Interest Paid	26,742.06
Principal Paid	73,589,779.45
Total Paid to A-1 Holders	73,616,521.51

Class A-2
Coupon	0.22000%
Interest Paid	79,996.52
Principal Paid	0.00
Total Paid to A-2 Holders	79,996.52

Class A-3
Coupon	0.44000%
Interest Paid	159,993.04
Principal Paid	0.00
Total Paid to A-3 Holders	159,993.04

Class A-4
Coupon	0.64000%
Interest Paid	60,583.47
Principal Paid	0.00
Total Paid to A-4 Holders	60,583.47

Class B
Coupon	0.84000%
Interest Paid	27,838.07
Principal Paid	0.00
Total Paid to B Holders	27,838.07

Class C
Coupon	1.06000%
Interest Paid	17,569.50
Principal Paid	0.00
Total Paid to C Holders	17,569.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3194154
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	63.0648814
Total Distribution Amount	63.3842968

A-1 Interest Distribution Amount	0.1095986
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	301.5974568
Total A-1 Distribution Amount	301.7070554

A-2 Interest Distribution Amount	0.2077778
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.2077778

A-3 Interest Distribution Amount	0.4155555
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4155555

A-4 Interest Distribution Amount	0.6044445
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6044445

B Interest Distribution Amount	0.7933334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7933334

C Interest Distribution Amount	1.0011111
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0011111

Noteholders' First Priority Principal Distributable Amount	144.65
Noteholders' Second Priority Principal Distributable Amount	476.83
Noteholders' Third Priority Principal Distributable Amount	238.49
Noteholders' Principal Distributable Amount	140.03

Account Balances	$ Amount
Reserve Account
Balance as of 08/11/21	2,924,574.03
Investment Earnings	42.21
Investment Earnings Paid	(42.21)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,691,908.80	N/A	N/A
Number of Extensions	97	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.22%	N/A	N/A

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below.  The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$1,114.21	90.6%
Class B Notes	$35.08	2.9%
Class C Notes	$17.55	1.4%
Fair Value of the Notes	$1,166.83	94.9%
Certificates	$63.07	5.1%
Total	$1,229.90	100.0%
Reserve Account	$2.92	0.2%
Fair Value of the Certificates and Reserve Account	$66.00	5.4%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.